Events after the reporting date	12 Months Ended
Dec. 31, 2021
Events after the reporting date
Events after the reporting date
31.	Events after the reporting date

Business acquisition

In the first quarter 2022 the Group obtained control over Taxiaggregator. The Group secured its share in the project with early investments made at a start-up phase and now acquired the platform and other intellectual property followed by the transfer of the client base and the team of the project. As a result, the Group owns 80% of the business with the remaining 20% owned by the Founder of Taxiaggregator. Cash consideration amounted to 700 (491 has been paid as at December 31, 2021).

Uncertainty over operating environment

In February 2022 economic situation in the Russia was negatively affected by escalated military and political conflict related to Ukraine and the associated international sanctions against a number of Russian institutions, companies, banks and individuals. The announced sanctions, among other things, provide for a partial freezing of foreign currency reserves managed by the Bank of Russia, restrictions of access to European capital markets for the Ministry of Finance of the Russia and the Bank of Russia, restrictions for Russian Federation residents on investing in instruments nominated in Euro and a number of other restrictive measures. These factors led to a substantial growth of instability on financial markets, sharp changes in prices for financial instruments, increase in spreads of trade operations, decrease of the Russia’s sovereign and corporate credit ratings. In addition, a number of Western businesses have suspended activities in Russia or stopped dealings with Russian counterparts due to sanctions prescriptions, compliance, political, reputational, or other reasons, and this trend may continue to gain momentum in the coming months. To reduce foreign currency exchange rates volatility, the Bank of Russia increased the key rate to 20.0% p.a., introduced the mandatory sale of foreign exchange revenues, restrictions on exit from Russian assets by foreign investors, and took a number of other measures.

The Group has formed in advance a liquidity reserve, including cash in rubles and foreign currency, to provide stability of the its operations. All necessary measures have been taken to ensure uninterrupted payments and meet the needs of the Group’s customers. Under the different stress scenarios, the Group has in place different plans and options all of which are at present available to the management to meet the range of reasonable possible challenges.

As of the date of this financial statements, the Group is not subject to any sanctions. However, further expansion of the sanctions list, the shutdown of the SWIFT system for some Russian banks, the possible introduction of restrictions on the CBR and a number of companies, including customers and counterparties of the Group, may have a significant impact on the activities and financial position of the Group in the future, including impairment of Goodwill and other assets. The future economic and regulatory environment and its impact on the Group’s operations may differ from management’s current expectations.

The Management of the Group is currently assessing the possible impact of the events mentioned above and taking all the necessary measures to ensure the sustainability of the Group’s operations.

31.	Events after the reporting date (continued)

Uncertainty over the receipt of the consideration for the sale of Tochka

In the third quarter of 2021, the Group completed a sale of its 40% stake (45% economic interest) in the capital of its Tochka associate. The consideration for the sale of the stake in Tochka was comprised of a fixed portion and a contingent portion. Certain dividends were also paid by Tochka to the Group prior to the sale. Dividends and the fixed portion of consideration were received during the third quarter of 2021. The contingent portion is expected to be paid in second quarter of 2022.

In March 2022, the President of Russia issued a Decree whereby Russian legal entities and individuals are prohibited from transferring securities to, and entering into certain other transactions with, certain foreign counterparties without prior clearance by the Government Commission for Control over Foreign Investments in the Russian Federation. Transactions with foreign entities that are controlled by Russian citizens or legal entities, such as the Group, are carved out from the scope of such Decree. Moreover, the Group believes that the Decree pertains to securities transfers rather than to payment of deferred consideration for transfers that have already occurred. Nevertheless, the buyer of Tochka took the view that the Government Commission's approval should be sought for the payment of the contingent portion of the consideration.

As a result, management believes that there is uncertainty regarding the receipt of the contingent portion of the consideration for the sale of Tochka. A negative decision of the Commission may postpone or even block the payment and therefore could result in a loss in the amount of up to 4,855.